Registration Nos. 2-89971

811-3990

UNITED STATES OF AMERICA

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 44	☒

NORTHWESTERN MUTUAL SERIES FUND, INC.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)

(414) 271-1444

(Registrant’s Telephone Number)

Randy M. Pavlick, Secretary

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Approximate date of proposed public offering: May 1, 2011

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Series Fund, Inc., certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 19th day of May, 2011.

NORTHWESTERN MUTUAL SERIES FUND, INC. (Registrant)

By:	/s/ R. DAVID ELLS
R. David Ells, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. DAVID ELLS R. David Ells	President and Principal Executive Officer	May 19, 2011

/s/ WALTER M. GIVLER Walter M. Givler	Vice President, Chief Financial Officer and Treasurer	May 19, 2011

/s/ BARBARA E. COURTNEY Barbara E. Courtney	Controller and Chief Accounting Officer	May 19, 2011

/s/ MIRIAM A. ALLISON* Miriam A. Allison	Director	May 19, 2011

/s/ ROBERT H. HUFFMAN III* Robert H. Huffman III	Director	May 19, 2011

/s/ MICHAEL G. SMITH* Michael G. Smith	Director	May 19, 2011

/s/ GARY A. POLINER* Gary A. Poliner	Director	May 19, 2011

*By:	/s/ R. DAVID ELLS
R. David Ells, Attorney in Fact, pursuant to the Power of Attorney filed herewith

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase